Share-Based Compensation - Schedule of Stock Options Awards Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (Years)	6 years 7 days
Expected Volatility	42.00%
Risk-free interest rate	1.22%
Dividend Yield	0.00%